SHARE BASED COMPENSATION (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012
Share Based Compensation [Line Items]
Outstanding and non-vested shares, Beginning balance	54,984
Granted	1,238,659	[1]
Forfeited	(33,352)
Vested	(576,783)
Outstanding and non-vested shares, Ending balance	683,508		54,984
Weighted Average Fair Values, Outstanding and non-vested shares, Beginning balance	$ 0.99
Weighted Average Fair Values, Granted	$ 9.30	[1]
Weighted Average Fair Values, Forfeited	$ 10.10
Weighted Average Fair Values, Vested	$ 9.77
Weighted Average Fair Values, Outstanding and non-vested shares, Ending balance	$ 9.30		$ 0.99
Weighted Average Vesting Period Outstanding (Years)	1 year 7 months 6 days		2 years 10 months 24 days
Weighted Average Vesting Period Granted (Years)	9 months 18 days	[1]

[1]	On April 1, 2013, the Company granted and issued the following common shares: (i) 925,926 common shares to the Chairman, Mr. Zolotas, and 158,223 common shares to top management employees, of which 40% vested upon issuance and the remaining shares will vest 30% on April 1, 2014 and 30% on April 1, 2015, granted in recognition of the significant work performed by these individuals in connection with the Restructuring of the Company; (ii) 84,508 common shares to employees and consultants, which vested upon issuance, granted in recognition of the significant work performed by these individuals in connection with the Restructuring of the Company; (iii) 70,002 common shares to non-executive directors, which vested upon issuance.